Notes to the Assets of the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

in 000’ €	12/31/2018	12/31/2017
Bank Balances and Cash in Hand	45,476	76,589
Impairment	(16)	0

Cash and Cash Equivalents	45,460	76,589

Summary of Available-For-Sale Financial Assets

				Gross Unrealized
in 000’ €	Maturity	Cost	Gains	Losses	Market Value
December 31, 2018
Money Market Funds	daily	44,718	0	(137)	44,581

Total					44,581

December 31, 2017
Money Market Funds	daily	86,644	0	(106)	86,538

Total					86,538

Summary of Bonds, Available-For-Sale

As of January 1, 2019, realized and unrealized gains and losses on money market funds held or sold were recognized in the finance result in profit or loss in accordance with IFRS 9. The sale of financial assets in 2018 resulted in net losses of less than € 0.1 million. In 2017, in accordance with IAS 39, the Group recognized a net gain of less than € 0.1 million in profit or loss resulting from the sale of financial assets previously recognized in equity (2016: net gain of € 0.3 million).

in 000’ €	Maturity	Cost	Unrealized Interest Gain	Impairment	Carrying amount
December 31, 2018
Term Deposits, Current Portion	4 - 12 Months	219,720	2	(744)	218,978
Commercial Papers	4 - 12 Months	50,000	0	(55)	49,945
Term Deposits, Net of Current Portion	More than 12 Months	96,090	12	(353)	95,749

Total					364,672

December 31, 2017
Term Deposits, Current Portion	4 - 12 Months	149,000	59	0	149,059

Total					149,059

Summary of Property, Plant and Equipment

in 000’ €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2018	17,335	2,501	19,836

Additions	1,780	41	1,821
Disposals	(1,457)	(1,603)	(3,060)

31. Dezember 2018	17,658	939	18,597

Accumulated Depreciation and Impairment
January 1, 2018	14,490	1,820	16,310

Depreciation Charge for the Year	1,723	89	1,812
Disposals	(1,455)	(1,601)	(3,056)

December 31, 2018	14,758	308	15,066

Carrying Amount
January 1, 2018	2,845	681	3,526

December 31, 2018	2,900	631	3,531

Cost
January 1, 2017	16,658	2,389	19,047

Additions	1,205	112	1,317
Disposals	(528)	0	(528)

December 31, 2017	17,335	2,501	19,836

Accumulated Depreciation and Impairment
January 1, 2017	13,120	1,738	14,858

Depreciation Charge for the Year	1,887	82	1,969
Impairment	0	0	0
Disposals	(517)	0	(517)

December 31, 2017	14,490	1,820	16,310

Carrying Amount
January 1, 2017	3,538	651	4,189

December 31, 2017	2,845	681	3,526

Summary of Depreciation

Depreciation is included in the following line items of profit or loss.

in 000’ €	2018	2017	2016
Research and Development	1,398	1,672	1,518
Selling	87	0	0
General and Administrative	327	297	268

Total	1,812	1,969	1,786

Summary of Intangible Assets

in 000’ €	Patents	License Rights	In-process R&D Programs	Software	Goodwill	Total
Cost
January 1, 2018	16,995	23,896	52,159	5,853	11,041	109,944

Additions	590	0	0	55	0	645
Disposals	0	0	0	(264)	0	(264)

December 31, 2018	17,585	23,896	52,159	5,644	11,041	110,325

Accumulated Amortization and Impairment
January 1, 2018	12,326	20,897	0	5,198	3,676	42,097

Amortization Charge for the Year	1,320	112	0	506	0	1,938
Impairment	0	360	15,140	0	3,689	19,189
Disposals	0	0	0	(264)	0	(264)

December 31, 2018	13,646	21,369	15,140	5,440	7,365	62,960

Carrying Amount
January 1, 2018	4,669	2,999	52,159	655	7,365	67,847

December 31, 2018	3,939	2,527	37,019	204	3,676	47,365

Cost
January 1, 2017	16,419	23,896	60,960	5,800	11,041	118,116

Additions	640	0	11,140	53	0	11,833
Disposals	(64)	0	(19,941)	0	0	(20,005)

December 31, 2017	16,995	23,896	52,159	5,853	11,041	109,944

Accumulated Amortization and Impairment
January 1, 2017	11,096	20,749	10,141	4,515	3,676	50,177

Amortization Charge for the Year	1,230	148	0	683	0	2,061
Impairment	64	0	9,800	0	0	9,864
Disposals	(64)	0	(19,941)	0	0	(20,005)

December 31, 2017	12,326	20,897	0	5,198	3,676	42,097

Carrying Amount
January 1, 2017	5,323	3,147	50,819	1,285	7,365	67,939

December 31, 2017	4,669	2,999	52,159	655	7,365	67,847

Summary of Amortization of Intangible Assets

Amortization is included in the following line items of profit or loss.

in 000’ €	2018	2017	2016
Research and Development	1,822	1,958	1,872
Research and Development (Write-off)	19,189	9,864	10,141
Selling	25	0	0
General and Administrative	91	103	106

Total	21,127	11,925	12,119

Summary of Change in Investments

The change in investments in the 2018 financial year is shown below.

in 000’ €	01/01/2018	Additions	Disposals	Through Other Comprehensive Income	Through Profit or Loss	12/31/2018
Shareholdings	0	359	0	(127)	0	232

Summary of Prepaid Expenses and Other Assets, Net of Current Portion	The breakdown of this line item is shown in the table below.

in 000’ €	12/31/2018	12/31/2017
Prepaid Expenses, Net of Current Portion	2,199	2,546
Other Current Assets	783	798

Total	2,982	3,344